UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

First Foundation Fixed Income Fund

Class A - FFBAX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Class A of the First Foundation Fixed Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. First Foundation Advisors serves as the sub-advisor for the Fund. You can find additional information about the Fund at https://www.firstfoundationinc.com/fixed-income-fund. You can also request this information by contacting us at 1-800-838-0191.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Fixed Income Fund, Class A	$63	1.27%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$64,566,923	126	$101,468	6%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Mortgage-Backed Securities 39.0%
Financials 12.0%
U.S. Government Agency Obligations 8.5%
Utilities 7.1%
Health Care 5.9%
Information Technology 4.7%
U.S. Treasury Obligations 3.9%
Asset Backed Securities 3.6%
Energy 3.4%
Materials 2.9%
Municipal Bonds 2.4%
Industrials 1.9%
Closed-End Mutual Funds 1.6%
Consumer Discretionary 0.9%
Real Estate 0.8%
Communication Services 0.3%
Consumer Staples 0.2%

Table Summary
Value	Value
Consumer Staples	0.2%
Communication Services	0.3%
Real Estate	0.8%
Consumer Discretionary	0.9%
Closed-End Mutual Funds	1.6%
Industrials	1.9%
Municipal Bonds	2.4%
Materials	2.9%
Energy	3.4%
Asset Backed Securities	3.6%
U.S. Treasury Obligations	3.9%
Information Technology	4.7%
Health Care	5.9%
Utilities	7.1%
U.S. Government Agency Obligations	8.5%
Financials	12.0%
Mortgage-Backed Securities	39.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA, Ser 2023-150, Cl DC	5.500%	06/20/50	4.7%
FHLMC	1.540%	08/17/35	3.0%
Intel	5.600%	02/21/54	2.8%
FHLMC, Ser 2022-5253, Cl PL	4.000%	08/25/52	2.8%
FNMA, Ser 2012-98, Cl WZ	4.000%	09/25/42	2.6%
Arbor Realty Trust	4.500%	03/15/27	2.6%
GNMA, Ser 2024-45, Cl DB	5.500%	03/20/54	2.3%
U.S. Treasury Notes	4.250%	05/15/35	2.3%
GNMA, Ser 2023-1, Cl AL	5.000%	01/20/53	2.3%
GNMA, Ser 2012-100, Cl BA	2.598%	08/16/52	2.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-838-0191

  https://www.firstfoundationinc.com/fixed-income-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-838-0191 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FFBAX-SAR-2026

The Advisors' Inner Circle Fund III

First Foundation Fixed Income Fund

Class Y - FFBYX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Class Y of the First Foundation Fixed Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. First Foundation Advisors serves as the sub-advisor for the Fund. You can find additional information about the Fund at https://www.firstfoundationinc.com/fixed-income-fund. You can also request this information by contacting us at 1-800-838-0191.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Fixed Income Fund, Class Y	$51	1.02%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$64,566,923	126	$101,468	6%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	0.2%
Communication Services	0.3%
Real Estate	0.8%
Consumer Discretionary	0.9%
Closed-End Mutual Funds	1.6%
Industrials	1.9%
Municipal Bonds	2.4%
Materials	2.9%
Energy	3.4%
Asset Backed Securities	3.6%
U.S. Treasury Obligations	3.9%
Information Technology	4.7%
Health Care	5.9%
Utilities	7.1%
U.S. Government Agency Obligations	8.5%
Financials	12.0%
Mortgage-Backed Securities	39.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA, Ser 2023-150, Cl DC	5.500%	06/20/50	4.7%
FHLMC	1.540%	08/17/35	3.0%
Intel	5.600%	02/21/54	2.8%
FHLMC, Ser 2022-5253, Cl PL	4.000%	08/25/52	2.8%
FNMA, Ser 2012-98, Cl WZ	4.000%	09/25/42	2.6%
Arbor Realty Trust	4.500%	03/15/27	2.6%
GNMA, Ser 2024-45, Cl DB	5.500%	03/20/54	2.3%
U.S. Treasury Notes	4.250%	05/15/35	2.3%
GNMA, Ser 2023-1, Cl AL	5.000%	01/20/53	2.3%
GNMA, Ser 2012-100, Cl BA	2.598%	08/16/52	2.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-838-0191

  https://www.firstfoundationinc.com/fixed-income-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-838-0191 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FFBYX-SAR-2026

The Advisors' Inner Circle Fund III

First Foundation Total Return Fund

Class A - FBBAX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Class A of the First Foundation Total Return Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.firstfoundationinc.com/total-return-fund. You can also request this information by contacting us at 1-800-838-0191.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Total Return Fund, Class A	$68	1.41%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$66,508,388	64	$190,134	6%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Communication Services 18.7%
U.S. Treasury Obligations 18.2%
Industrials 15.3%
Energy 14.6%
Financials 13.5%
Health Care 5.8%
Consumer Discretionary 4.3%
Materials 3.9%
Real Estate 3.7%
U.S. Government Agency Obligations 1.1%
Mortgage-Backed Securities 0.6%
Asset-Backed Security 0.0%
Warrants 0.0%
Special Purpose Acquisition Company 0.0%

Table Summary
Value	Value
Special Purpose Acquisition Company	0.0%
Warrants	0.0%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	0.6%
U.S. Government Agency Obligations	1.1%
Real Estate	3.7%
Materials	3.9%
Consumer Discretionary	4.3%
Health Care	5.8%
Financials	13.5%
Energy	14.6%
Industrials	15.3%
U.S. Treasury Obligations	18.2%
Communication Services	18.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Cie de L'Odet	—	—	9.9%
Bollore	—	—	8.3%
U.S. Treasury Notes	0.875%	11/15/30	7.6%
Lagardere	—	—	5.8%
PrairieSky Royalty	—	—	4.5%
Alphabet, Cl A	—	—	4.2%
U.S. Treasury Notes	3.875%	08/15/33	4.1%
Joint	—	—	4.1%
Keweenaw Land Association	—	—	3.9%
International Workplace Group PLC	—	—	3.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-838-0191

  https://www.firstfoundationinc.com/total-return-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-838-0191 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FBBAX-SAR-2026

The Advisors' Inner Circle Fund III

First Foundation Total Return Fund

Class Y - FBBYX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Class Y of the First Foundation Total Return Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.firstfoundationinc.com/total-return-fund. You can also request this information by contacting us at 1-800-838-0191.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Total Return Fund, Class Y	$56	1.16%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$66,508,388	64	$190,134	6%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Special Purpose Acquisition Company	0.0%
Warrants	0.0%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	0.6%
U.S. Government Agency Obligations	1.1%
Real Estate	3.7%
Materials	3.9%
Consumer Discretionary	4.3%
Health Care	5.8%
Financials	13.5%
Energy	14.6%
Industrials	15.3%
U.S. Treasury Obligations	18.2%
Communication Services	18.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Cie de L'Odet	—	—	9.9%
Bollore	—	—	8.3%
U.S. Treasury Notes	0.875%	11/15/30	7.6%
Lagardere	—	—	5.8%
PrairieSky Royalty	—	—	4.5%
Alphabet, Cl A	—	—	4.2%
U.S. Treasury Notes	3.875%	08/15/33	4.1%
Joint	—	—	4.1%
Keweenaw Land Association	—	—	3.9%
International Workplace Group PLC	—	—	3.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-838-0191

  https://www.firstfoundationinc.com/total-return-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-838-0191 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FBBYX-SAR-2026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors’ Inner Circle Fund III

First Foundation Fixed Income Fund

First Foundation Total Return Fund

SEMI-ANNUAL FINANCIALS AND

OTHER INFORMATION

MARCH 31, 2026

Investment Adviser:

Brookmont Capital Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	28
Other Information (Form N-CSRS Items 8-11) (Unaudited)	45

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2026
(UNAUDITED)

Schedule of Investments

Mortgage-Backed Securities — 39.0%

	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES — 38.5%
FHLMC
4.00%, 05/01/44	262,230	252,278
5.00%, 06/01/41	49,976	50,570
FHLMC, Series 2022-5253, Class PL
4.00%, 08/25/52	2,000,000	1,794,392
FNMA, Series M3, Class X1
1.83%, 11/25/33 (a)(b)	7,288,490	420,518
FNMA, Series 2023-70, Class B
5.25%, 01/25/54	658,478	659,630
FNMA, Series 2015-45, Class ZY
2.50%, 07/25/45	1,285,664	1,110,728
FNMA, Series 2012-98, Class WZ
4.00%, 09/25/42	1,765,148	1,706,916
FNMA, Series 2010-16, Class PA
4.50%, 02/25/40	9,661	9,658
FNMA
3.00%, 02/01/43 to 06/01/43 (c)	1,127,590	1,032,510
3.50%, 11/01/42 to 02/01/43 (c)	479,509	452,149
4.00%, 01/01/41 to 03/01/44 (c)	357,996	345,346
4.50%, 10/01/39 to 04/01/41 (c)	448,159	443,526
5.00%, 06/01/41	55,975	56,571
GNMA, Series 2019-2, Class AE
3.25%, 03/16/59	476,993	454,190
GNMA, Series 2018-3, Class AG
2.50%, 10/16/58	179,563	154,083
GNMA, Series 2017-24, Class A
2.25%, 09/16/44	41,242	40,486
GNMA, Series 2018-129, Class AG
3.10%, 05/16/59	46,072	45,755
GNMA, Series 2019-55, Class AH
3.15%, 03/16/61 (a)	692,586	601,093
GNMA, Series 2023-1, Class AL
5.00%, 01/20/53	1,500,000	1,453,305
GNMA, Series 2020-3, Class AH
2.50%, 02/16/62	930,408	766,722
GNMA, Series 2020-8, Class AH
2.55%, 01/16/62	1,144,125	945,283
GNMA, Series 2017-46, Class A
2.50%, 11/16/57	252,872	209,480

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2026
(UNAUDITED)

Mortgage-Backed Securities (continued)

	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2023-111, Class ML
5.50%, 05/20/45	1,000,000	1,013,874
GNMA, Series 2012-100, Class BA
2.60%, 08/16/52 (a)	1,670,366	1,444,403
GNMA, Series 2024-45, Class DB
5.50%, 03/20/54	1,500,000	1,502,437
GNMA, Series 2012-83, Class AK
3.20%, 12/16/53 (a)	394,435	361,453
GNMA, Series 2017-70, Class AE
2.60%, 10/16/58	475,422	405,448
GNMA, Series 2017-106, Class AC
2.60%, 04/16/51	125,441	115,749
GNMA, Series 2018-68, Class B
3.00%, 02/16/59 (a)	1,000,000	846,149
GNMA, Series 2022-146, Class PA
4.00%, 06/20/52	872,171	850,633
GNMA
2.50%, 06/20/51	567,037	475,541
3.50%, 05/20/43	325,883	308,834
4.00%, 01/20/41 to 04/20/43 (c)	301,448	289,720
GNMA, Series 2023-147, Class BD
6.00%, 03/20/51	240,835	241,079
GNMA, Series 2024-45, Class JZ
5.50%, 03/20/54	251,099	247,270
GNMA, Series 2018-156, Class AD
3.25%, 08/16/59 (a)	309,510	288,898
GNMA, Series 2017-69, Class AS
2.75%, 02/16/58	457,956	421,541
GNMA, Series 2023-150, Class DC
5.50%, 06/20/50	3,000,000	3,061,721
		24,879,939
NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C
4.47%, 02/15/47 (a)	100,000	97,434
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C
3.95%, 07/15/46 (a)	191,000	176,492

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2026
(UNAUDITED)

Mortgage-Backed Securities (continued)

	Principal Amount ($)	Value ($)
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Small Business Administration
PRIME + -2.650%, 4.10%, 06/25/34 (a)	23,452	23,292
		297,218
Total Mortgage-Backed Securities
(Cost $25,961,315)		25,177,157

Corporate Obligations — 37.9%

CONSUMER DISCRETIONARY — 0.9%
Aptiv Swiss Holdings
H15T5Y + 3.385%, 6.88%, 12/15/54 (a)	250,000	252,329
LKQ
6.25%, 06/15/33	325,000	334,817
		587,146
CONSUMER STAPLES — 0.2%
Walgreens Boots Alliance
4.65%, 06/01/46	250,000	124,376

ENERGY — 3.4%
Enbridge
H15T5Y + 4.431%, 8.50%, 01/15/84 (a)	1,250,000	1,406,346
Energy Transfer
5.95%, 10/01/43	250,000	243,049
H15T5Y + 4.020%, 8.00%, 05/15/54 (a)	500,000	523,697
		2,173,092
FINANCIALS — 10.9%
Arbor Realty Trust
4.50%, 03/15/27	1,750,000	1,665,289
Citigroup
H15T10Y + 2.757%, 7.00% (a)(d)	500,000	514,591
Everest Reinsurance Holdings
TSFR3M + 2.647%, 6.30%, 05/15/37 (a)	1,000,000	936,639
Lincoln National
TSFR3M + 2.302%, 5.97%, 04/20/67 (a)	1,650,000	1,287,012
TSFR3M + 2.619%, 6.27%, 05/17/66 (a)	1,750,000	1,434,307
LPL Holdings
6.00%, 05/20/34	500,000	509,976
Oaktree Specialty Lending
7.10%, 02/15/29	200,000	201,326
PNC Financial Services Group
H15T7Y + 2.808%, 6.25% (a)(d)	500,000	504,387
		7,053,527

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2026
(UNAUDITED)

Corporate Obligations (continued)

	Principal Amount ($)	Value ($)
HEALTH CARE — 5.9%
Bayer US Finance II
4.88%, 06/25/48 (e)	250,000	204,805
CVS Health
6.13%, 09/15/39	725,000	742,712
H15T5Y + 2.886%, 7.00%, 03/10/55 (a)	250,000	257,647
CVS Pass-Through Trust
6.04%, 12/10/28	19,953	20,141
DENTSPLY SIRONA
H15T5Y + 4.379%, 8.38%, 09/12/55 (a)	750,000	732,397
Humana
5.55%, 05/01/35	500,000	494,404
5.75%, 04/15/54	1,525,000	1,370,428
		3,822,534
INDUSTRIALS — 1.9%
Boeing
5.81%, 05/01/50	250,000	241,682
Booz Allen Hamilton
5.95%, 04/15/35	750,000	756,115
Leidos Holdings
5.95%, 12/01/40	150,000	148,926
Southwest Airlines
7.38%, 03/01/27	50,000	51,047
		1,197,770
INFORMATION TECHNOLOGY — 4.7%
Intel
5.60%, 02/21/54	2,000,000	1,834,693
Oracle
5.20%, 09/26/35	250,000	234,499
5.50%, 08/03/35	500,000	477,298
6.13%, 07/08/39	500,000	477,949
		3,024,439
MATERIALS — 2.9%
Dow Chemical
5.25%, 11/15/41	500,000	439,201
LYB International Finance BV
5.25%, 07/15/43	500,000	429,760
LYB International Finance III
5.50%, 03/01/34	750,000	745,500
5.88%, 01/15/36	250,000	250,826
		1,865,287

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2026
(UNAUDITED)

Corporate Obligations (continued)

	Principal Amount ($)	Value ($)
UTILITIES — 7.1%
American Electric Power
H15T5Y + 2.750%, 7.05%, 12/15/54 (a)	500,000	516,109
Dominion Energy
H15T5Y + 2.386%, 6.88%, 02/01/55 (a)	1,250,000	1,286,463
Duke Energy
H15T5Y + 2.588%, 6.45%, 09/01/54 (a)	500,000	516,321
Nevada Power
H15T5Y + 1.936%, 6.25%, 05/15/55 (a)	1,250,000	1,249,511
NextEra Energy Capital Holdings
H15T5Y + 2.457%, 6.75%, 06/15/54 (a)	250,000	258,634
NiSource
H15T5Y + 2.451%, 6.95%, 11/30/54 (a)	350,000	359,905
Pacific Gas and Electric
4.95%, 07/01/50	500,000	414,188
		4,601,131

Total Corporate Obligations
(Cost $23,293,588)		24,449,302

U.S. Government Agency Obligations — 8.5%

FFCB
1.88%, 2/11/2036	1,000,000	783,228
2.71%, 12/1/2036	389,000	322,281
2.74%, 4/1/2041	500,000	378,737
4.55%, 2/17/2033	1,000,000	987,174
FHLB
3.00%, 2/24/2037	500,000	423,793
FHLMC MTN
1.54%, 8/17/2035	2,500,000	1,921,643
2.00%, 10/29/2040	1,000,000	694,314

Total U.S. Government Agency Obligations
(Cost $6,342,951)		5,511,170

U.S. Treasury Obligations — 3.9%

U.S. Treasury Bonds
2.75%, 11/15/2047	1,000,000	705,351
U.S. Treasury Notes
3.38%, 5/15/2033	300,000	285,785

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2026
(UNAUDITED)

U.S. Treasury Obligations (continued)

	Principal Amount ($)	Value ($)

U.S. Treasury Notes (continued)
4.25%, 5/15/2035	1,500,000	1,496,016

Total U.S. Treasury Obligations
(Cost $2,487,862)		2,487,152

Asset-Backed Securities — 3.6%

SBA Small Business Investment Company, Series 2023-10B, Class 1
5.69%, 9/10/2033	1,087,544	1,126,899
SBA Small Business Investment Company, Series 2018-10A, Class 1
3.19%, 3/10/2028	343,502	337,424
SBA Small Business Investment Company, Series 2018-10B, Class 1
3.55%, 9/10/2028	323,181	317,531
U.S. Small Business Administration, Series 2018-20H, Class 1
3.58%, 8/1/2038	586,548	562,563

Total Asset-Backed Securities
(Cost $2,353,275)		2,344,417

Municipal Bonds — 2.4%

CALIFORNIA — 1.3%
Modesto Irrigation District RB
7.20%, 10/01/40	500,000	569,495
San Francisco City & County Redevelopment Financing Authority TA
8.26%, 08/01/29	240,000	254,490
		823,985
MICHIGAN — 0.1%
Comstock Park Public Schools GO
Insured: Q-SBLF
6.30%, 05/01/26	70,000	70,134
NEW YORK — 0.4%
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	320,000	268,227

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2026
(UNAUDITED)

Municipal Bonds (continued)

	Principal Amount ($)	Value ($)
OREGON — 0.6%
Multnomah County School District No 1J Portland GO ST INTERCEPT
2.40%, 06/30/38	500,000	383,111

Total Municipal Bonds
(Cost $1,604,980)		1,545,457

Preferred Stock — 2.2%

	Shares
COMMUNICATION SERVICES — 0.3%
Telephone and Data Systems 6.00% (d)	10,385	183,607

FINANCIALS — 1.1%
Arbor Realty Trust 6.38% (d)	1,335	22,214
Bank of Hawaii 8.00% (d)	25,389	666,461
Reinsurance Group of America 7.13%, 10/15/2052 (a)	51	1,296
RiverNorth/DoubleLine Strategic Opportunity Fund 4.38% (d)	976	16,407
		706,378
REAL ESTATE — 0.8%
CTO Realty Growth 6.38% (d)	27,486	555,767

UTILITIES — 0.0%
SCE Trust VI 5.00% (d)	25	432

Total Preferred Stock
(Cost $1,660,874)		1,446,184

Closed-End Mutual Funds — 1.6%

DoubleLine Income Solutions Fund	9,193	99,560
DoubleLine Opportunistic Credit Fund	295	4,307
PIMCO Dynamic Income Fund	10,000	171,100
PIMCO Dynamic Income Opportunities Fund	20,000	258,600
RiverNorth/DoubleLine Strategic Opportunity Fund	61,339	470,470

Total Closed-End Mutual Funds
(Cost $1,272,983)		1,004,037

Common Stock — 0.0%

HEALTH CARE — 0.0%
Mallinckrodt PLC (f)(g)	59	5,403

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2026
(UNAUDITED)

Common Stock (continued)

	Shares	Value ($)
HEALTH CARE (continued)
Par Health (g)(h)	59	—
		5,403
REAL ESTATE — 0.0%
Creative Media & Community Trust (g)	27	17

Total Common Stock
(Cost $403,287)		5,420

Total Investments - 99.1%		63,970,296
(Cost $65,381,115)
Other Assets & Liabilities, Net - 0.9%		596,627
Net Assets - 100.0%		64,566,923

(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(c)	Securities are grouped by coupon and represent a range of maturities.

(d)	Perpetual security with no stated maturity date.

(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2026, these securities amounted to $204,805 or 0.3% of Net Assets of the Fund.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(g)	Non-income producing security.

(h)	Restricted security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2026
(UNAUDITED)

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T5Y— US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

H15T7Y— US Treasury Yield Curve Rate T Note Constant Maturity 7 Year Rate

H15T10Y— US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate

MTN — Medium Term Note

RB — Revenue Bond

TA — Tax Allocation

TSFR3M — Term Secured Overnight Financing Rate 3 Month

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Mortgage-Backed Securities	$—	$25,177,157	$—	$25,177,157
Corporate Obligations	—	24,449,302	—	24,449,302
U.S. Government Agency Obligations	—	5,511,170	—	5,511,170
U.S. Treasury Obligations	—	2,487,152	—	2,487,152
Asset-Backed Securities	—	2,344,417	—	2,344,417
Municipal Bonds	—	1,545,457	—	1,545,457
Preferred Stock	1,446,184	—	—	1,446,184
Closed-End Mutual Funds	1,004,037	—	—	1,004,037
Common Stock	17	—	5,403	5,420
Total Investments in Securities	$2,450,238	$61,514,655	$5,403	$63,970,296

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND MARCH 31, 2026 (UNAUDITED)

Schedule of Investments
Common Stock — 79.8%

	Shares	Value ($)
CANADA — 4.4%
ENERGY — 4.4%
PrairieSky Royalty	128,528	2,965,570

DENMARK — 3.4%
INDUSTRIALS — 3.4%
DSV	9,560	2,256,817

FRANCE — 28.5%
COMMUNICATION SERVICES — 10.3%
Canal+ SA	799,995	2,108,332
Lagardere	186,533	3,868,641
Vivendi	430,917	881,297
		6,858,270
ENERGY — 8.3%
Bollore	978,284	5,520,953

INDUSTRIALS — 9.9%
Cie de L'Odet	4,398	6,567,356
		18,946,579
INDIA — 2.4%
FINANCIALS — 2.4%
Fairfax India Holdings, Class G (a)(b)	100,775	1,622,478

JAPAN — 1.0%
COMMUNICATION SERVICES — 1.0%
Nintendo	6,000	330,945
Nintendo ADR	22,739	324,940
		655,885
NETHERLANDS — 4.8%
FINANCIALS — 3.0%
EXOR	26,350	1,993,176

HEALTH CARE — 1.8%
Koninklijke Philips	43,175	1,182,995
		3,176,171
SWITZERLAND — 4.8%
CONSUMER DISCRETIONARY — 1.1%
Swatch Group	3,535	763,266

REAL ESTATE — 3.7%
International Workplace Group PLC	1,053,019	2,430,280
		3,193,546

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND MARCH 31, 2026 (UNAUDITED)

Common Stock (continued)

	Shares	Value ($)
UNITED KINGDOM — 2.6%
CONSUMER DISCRETIONARY — 2.6%
Entain PLC	230,088	1,702,175

UNITED STATES — 27.9%
COMMUNICATION SERVICES — 7.4%
Alphabet, Class A	9,700	2,789,332
Liberty Media-Liberty Formula One, Class A (a)	21,599	1,686,450
Scholastic	12,171	475,399
		4,951,181
CONSUMER DISCRETIONARY — 0.6%
Tandy Leather Factory	170,027	392,762

ENERGY — 1.9%
Enterprise Products Partners	15,670	592,953
Natural Resource Partners	5,296	640,816
		1,233,769
FINANCIALS — 8.1%
Berkshire Hathaway, Class B (a)	5,055	2,422,356
Burford Capital	363,129	1,641,343
Capital One Financial	3,385	617,450
CME Group, Class A	2,400	708,840
		5,389,989
HEALTH CARE — 4.0%
Joint (a)	304,421	2,694,126

INDUSTRIALS — 2.0%
Delta Air Lines	1,350	89,748
U-Haul Holding, Class B	27,126	1,211,719
		1,301,467
MATERIALS — 3.9%
Keweenaw Land Association (a)	52,595	2,616,601
		18,579,895

Total Common Stock
(Cost $43,048,846)		53,099,116

U.S. Treasury Obligations — 18.2%
	Principal Amount ($)
U.S. Treasury Bills
0.00%, 4/30/2026 to 5/19/2026 (c)(d)	1,010,000	1,005,227
3.62%, 5/26/2026 (e)	750,000	745,823
U.S. Treasury Bonds
1.38%, 8/15/2050	2,000,000	977,969

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND MARCH 31, 2026 (UNAUDITED)

U.S. Treasury Obligations (continued)

	Principal Amount ($)	Value ($)
U.S. Treasury Notes
0.88%, 11/15/2030	5,815,000	5,068,136
1.88%, 2/15/2032	1,200,000	1,064,109
3.88%, 8/15/2033	2,750,000	2,699,619
4.63%, 4/30/2031	525,000	540,586

Total U.S. Treasury Obligations
(Cost $11,869,823)		12,101,469

U.S. Government Agency Obligations — 1.1%

FFCB
2.87%, 2/25/2030	500,000	480,027
FHLB
2.50%, 3/18/2038	300,000	233,944

Total U.S. Government Agency Obligations
(Cost $703,016)		713,971

Mortgage-Backed Securities — 0.6%

AGENCY MORTGAGE-BACKED SECURITIES — 0.6%
FHLMC
5.00%, 06/01/41	15,803	15,991
FNMA
3.00%, 02/01/43 to 06/01/43 (c)	145,906	133,604
3.50%, 11/01/42 to 02/01/43 (c)	65,211	61,485
4.00%, 02/01/44	18,265	17,620
4.50%, 02/01/40 to 01/01/41 (c)	31,743	31,416
5.00%, 06/01/41	17,701	17,889
FNMA, Series 2012-93, Class SW
SOFR30A + 5.986%, 2.32%, 09/25/42 (f)(g)	10,220	1,100
FNMA, Series 2004-354, Class 1
0.00%, 12/25/34 (h)(i)	892	769
GNMA
3.00%, 04/20/43 to 06/20/43 (c)	28,091	25,720
3.50%, 05/20/43	29,033	27,514
4.00%, 01/20/41 to 04/20/43 (c)	31,341	30,042
4.50%, 05/20/40 to 03/20/41 (c)	10,786	10,694
		373,844

Total Mortgage-Backed Securities
(Cost $422,713)		373,844

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND MARCH 31, 2026 (UNAUDITED)

Corporate Obligations — 0.0%

	Principal Amount ($)	Value ($)
COMMUNICATION SERVICES — 0.0%
iHeartCommunications
6.38%, 05/01/26	545	529
8.38%, 05/01/27	132	116
		645

Total Corporate Obligations
(Cost $726)		645

Asset-Backed Security — 0.0%

Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1, Class A
TSFR1M + 0.854%, 4.53%, 1/25/2034 (e)	1	1

Total Asset-Backed Security
(Cost $–)		1

Special Purpose Acquisition Company — 0.0%

	Shares
Pershing Square Tontine (j)	42,443	—

Total Special Purpose Acquisition Company
(Cost $–)		—

Warrants — 0.0%

	Units
WARRANTS — 0.0%
Pershing Square Tontine, Expires 12/31/2049 (a)(j)	10,610	—

Total Warrants
(Cost $–)		—

Total Investments - 99.7%		66,289,046
(Cost $56,045,124)
Other Assets & Liabilities, Net - 0.3%		219,342
Net Assets - 100.0%		66,508,388

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND MARCH 31, 2026 (UNAUDITED)

(a)	Non-income producing security.

(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2026, these securities amounted to $1,622,478 or 2.4% of Net Assets of the Fund.

(c)	Securities are grouped by coupon and represent a range of maturities.
(d)	No interest rate available.

(e)	Interest rate represents the security's effective yield at the time of purchase.

(f)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(g)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	Zero coupon security.

(i)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

PLC — Public Limited Company

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M — Term Secured Overnight Financing Rate 1 Month

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND MARCH 31, 2026 (UNAUDITED)

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock	$53,099,116	$—	$—		$53,099,116
U.S. Treasury Obligations	—	12,101,469	—		12,101,469
U.S. Government Agency Obligations	—	713,971	—		713,971
Mortgage-Backed Securities	—	373,844	—		373,844
Corporate Obligations	—	645	—		645
Asset-Backed Security	—	1	—		1
Special Purpose Acquisition Company	—	—	—	^	—
Warrants	—	—	—	^	—
Total Investments in Securities	$53,099,116	$13,189,930	$—		$66,289,046

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Assets:
Investments, at value (Cost $65,381,115 and $56,045,124)	$63,970,296	$66,289,046
Cash and cash equivalent (Note 2)	283,400	754,564
Foreign currency (Cost $569 and $33)	602	33
Dividends and interest receivable	557,637	96,138
Fund shares sold receivable	7,291	9,489
Investments sold receivable	–	301,355
Foreign tax reclaim receivable	–	221,935
Prepaid expenses and other assets	22,549	21,627
Total assets	64,841,775	67,694,187
Liabilities:
Distribution fees payable	90,084	18,034
Fund shares redeemed payable	44,679	3,624
Audit fees payable	17,142	17,142
Investment advisory fees payable	16,718	29,427
Income distribution payable	16,313	–
Payable due to administrator	11,890	11,890
Chief compliance officer fees payable	3,843	4,317
Investments purchased payable	–	1,016,668
Printing fees payable	18,620	20,769
Transfer agent fees payable	34,526	40,701
Accrued expenses and other liabilities	21,037	23,227
Total liabilities	274,852	1,185,799
Net Assets	$64,566,923	$66,508,388

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Net Assets Consist of:
Paid-in capital	$88,067,490	$58,248,659
Total distributable earnings (accumulated losses)	(23,500,567)	8,259,729
Net Assets	$64,566,923	$66,508,388
Class A:
Net assets	$40,063,938	$28,366,056
Shares issued and outstanding (no par value; unlimited shares authorized)	3,557,891	1,140,894
Net asset value per share(a)(b)	$11.26	$24.86
Class Y:
Net assets	$24,502,985	$38,142,332
Shares issued and outstanding (no par value; unlimited shares authorized)	2,177,899	1,493,575
Net asset value, offering and redemption price per share	$11.25	$25.54

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

(b)	Purchases without an initial sales charge of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.

(c)	The sales charge is 4.25% for the Fixed Income Fund and 5.75% for the Total Return Fund. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
FOR THE SIX MONTHS ENDED
MARCH 31, 2026
(UNAUDITED)

STATEMENTS OF OPERATIONS

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Investment Income:
Interest	$1,835,056	$311,543
Dividends	125,807	326,959
Less: Foreign taxes withheld	–	(17,749)
Total investment income	1,960,863	620,753
Expenses:
Investment advisory fees	101,468	190,134
Administration fees	69,808	69,808
Distribution fees - Class A	52,182	39,801
Trustees' fees	8,568	9,656
Chief compliance officer fees	3,653	4,111
Transfer agent fees	72,960	77,523
Registration fees	18,698	18,991
Audit fees	17,142	17,142
Printing fees	14,794	16,720
Legal fees	12,806	14,429
Custodian fees	2,589	4,156
Other	23,218	19,690
Total expenses	397,886	482,161
Less:
Fees paid indirectly	(276)	(170)
Net expenses	397,610	481,991
Net investment income	1,563,253	138,762
Net Realized Gain (Loss) on:
Investments	(424,926)	3,575,381
Foreign currency transactions	–	(1,428)
Net realized gain (loss)	(424,926)	3,573,953
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(865,855)	(7,697,656)
Foreign currency translations	(12)	(3,048)
Net change in unrealized appreciation (depreciation)	(865,867)	(7,700,704)
Net realized and unrealized loss	(1,290,793)	(4,126,751)
Net increase (decrease) in net assets resulting from operations	$272,460	$(3,987,989)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,563,253	$3,155,402
Net realized loss	(424,926)	(816,914)
Net change in unrealized appreciation (depreciation)	(865,867)	534,410
Net increase resulting from operations	272,460	2,872,898
Distributions:
Class A	(974,536)	(1,936,364)
Class Y	(636,054)	(1,536,382)
Return of capital:
Class A	–	(1,614)
Class Y	–	(1,281)
Net decrease resulting from distributions	(1,610,590)	(3,475,641)
Capital share transactions:(1)
Class A
Issued	38,568	157,253
Reinvestment of Distributions	872,765	1,738,846
Redeemed	(3,466,983)	(5,665,202)
Net decrease from Class A share transactions	(2,555,650)	(3,769,103)
Class Y
Issued	3,860,871	3,913,309
Reinvestment of Distributions	634,995	1,534,465
Redeemed	(8,609,621)	(13,441,765)
Net decrease from Class Y share transactions	(4,113,755)	(7,993,991)
Net decrease in Net Assets from Capital Share Transactions	(6,669,405)	(11,763,094)
Total decrease in net assets	(8,007,535)	(12,365,837)
Net Assets
Beginning of period	72,574,458	84,940,295
End of period	$64,566,923	$72,574,458

(1)	For share transactions, see Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$138,762	$3,501,062
Net realized gain	3,573,953	1,682,908
Net change in unrealized appreciation (depreciation)	(7,700,704)	(2,673,014)
Net increase (decrease) resulting from operations	(3,987,989)	2,510,956
Distributions:
Class A	(1,646,764)	(3,131,560)
Class Y	(2,333,504)	(5,180,130)
Net decrease resulting from distributions	(3,980,268)	(8,311,690)
Capital share transactions:(1)
Class A
Issued	57,585	409,964
Reinvestment of Distributions	1,578,637	2,985,956
Redeemed	(4,185,272)	(6,764,376)
Net decrease from Class A share transactions	(2,549,050)	(3,368,456)
Class Y
Issued	618,928	3,293,202
Reinvestment of Distributions	2,322,345	5,151,553
Redeemed	(10,436,677)	(23,246,675)
Net decrease from Class Y share transactions	(7,495,404)	(14,801,920)
Net decrease in Net Assets from Capital Share Transactions	(10,044,454)	(18,170,376)
Total decrease in net assets	(18,012,711)	(23,971,110)
Net Assets
Beginning of period	84,521,099	108,492,209
End of period	$66,508,388	$84,521,099

(1)	For share transactions, see Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period/Year

Class A	Six Month Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022		Year Ended September 30, 2021(1)
Net Asset Value, Beginning of Period	$11.49	$11.55	$10.80	$11.13	$13.34		$13.27
Income from Investment Operations:
Net investment income(a)	0.26	0.45	0.33	0.52	0.39		0.37
Net realized and unrealized gain (loss)	(0.22)	(0.02)	0.96	(0.29)	(2.19)		0.25
Total from Investment Operations	0.04	0.43	1.29	0.23	(1.80)		0.62
Dividends and Distributions:
Net investment income	(0.27)	(0.49)	(0.51)	(0.54)	(0.39)		(0.44)
Net realized gains	—	—	—	—	(0.02)		(0.11)
Return of capital	—	— (2)	(0.03)	(0.02)	—		—
Total dividends and distributions	(0.27)	(0.49)	(0.54)	(0.56)	(0.41)		(0.55)
Net Asset Value, End of Period(b)	$11.26	$11.49	$11.55	$10.80	$11.13		$13.34
Total Return(b)(c)	0.31%	3.92%	12.24%	1.99%	(13.79	)%(d)	4.71%
Ratios to Average Net Assets:(e)
Net Assets, End of Period (000's)	$40,064	$43,451	$47,546	$48,209	$55,516		$75,143
Ratio of Expenses to Average Net Assets(e)	1.27%	1.21%	1.09%	0.98%	0.94%		0.91%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)(e)	1.27%	1.21%	1.10%	0.98%	0.94%		1.02%
Ratio of Net Investment Income to Average Net Assets(f)	4.53%	3.96%	2.92%	4.66%	3.14%		2.79%
Portfolio turnover rate	6%	22%	52%	37%	14%		34%

(a)	Per share data calculated using average shares method.

(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share, the applicable sales charges, or total return experienced by the shareholder at period end.

(c)	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge.

(d)	If not for the capital contribution from First Foundation Advisors, the total return would have been (13.94)%.

(e)	The Fund will also directly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(f)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

(1)	On January 11 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)	Amount is less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period/Year

Class Y	Six Month Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022		Year Ended September 30, 2021(1),(2)
Net Asset Value, Beginning of Period	$11.48	$11.54	$10.79	$11.12	$13.33		$13.26
Income from Investment Operations:
Net investment income(a)	0.27	0.47	0.36	0.55	0.42		0.40
Net realized and unrealized gain (loss)	(0.22)	(0.01)	0.96	(0.29)	(2.19)		0.25
Total from Investment Operations	0.05	0.46	1.32	0.26	(1.77)		0.65
Dividends and Distributions:
Net investment income	(0.28)	(0.52)	(0.53)	(0.57)	(0.42)		(0.45)
Net realized gains	—	—	—	—	(0.02)		(0.11)
Return of capital	—	— (3)	(0.04)	(0.02)	—		(0.02)
Total dividends and distributions	(0.28)	(0.52)	(0.57)	(0.59)	(0.44)		(0.58)
Net Asset Value, End of Period(b)	$11.25	$11.48	$11.54	$10.79	$11.12		$13.33
Total Return(b)(c)	0.43%	4.17%	12.52%	2.25%	(13.59	)%(d)	4.97%
Ratios to Average Net Assets:
Net Assets, End of Period (000's)	$24,503	$29,123	$37,394	$57,507	$91,629		$124,228
Ratio of Expenses to Average Net Assets(e)	1.02%	0.96%	0.82%	0.73%	0.69%		0.66%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly) (e)	1.02%	0.96%	0.83%	0.73%	0.69%		0.77%
Ratio of Net Investment Income to Average Net Assets(f)	4.77%	4.20%	3.21%	4.87%	3.39%		3.03%
Portfolio turnover rate	6%	22%	52%	37%	14%		34%

(a)	Per share data calculated using average shares method.

(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge.

(d)	If not for the capital contribution from First Foundation Advisors, the total return would have been (13.74)%.

(e)	The Fund will also directly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(f)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

(1)	On January 11 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)	On November 16, 2020, Class C of the Fixed Income Predecessor Fund were converted to Class Y of the Fixed Income Predecessor Fund, and the Class C were terminated. See Note 1 in Notes to Financial Statements.

(3)	Amount is less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period/Year

Class A	Six Month Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021(1)
Net Asset Value, Beginning of Period	$27.72	$29.26	$27.99	$25.03	$30.50	$22.94
Income from Investment Operations:
Net investment income(a)	0.03	0.97	0.33	0.42	1.13	0.55
Net realized and unrealized gain (loss)	(1.50)	(0.15)	3.87	5.53	(2.34)	7.23
Total from Investment Operations	(1.47)	0.82	4.20	5.95	(1.21)	7.78
Dividends and Distributions:
Net investment income	(1.01)	(1.32)	(1.46)	(0.92)	(0.45)	(0.22)
Net realized gains	(0.38)	(1.04)	(1.47)	(2.07)	(3.81)	—
Total dividends and distributions	(1.39)	(2.36)	(2.93)	(2.99)	(4.26)	(0.22)
Net Asset Value, End of Period(b)	$24.86	$27.72	$29.26	$27.99	$25.03	$30.50
Total Return(b)(c)	(5.57)%	3.62%	16.15%	25.25%	(5.20)%	34.09%
Ratios to Average Net Assets:(d)
Net Assets, End of Period (000's)	$28,366	$34,244	$39,597	$45,507	$33,456	$40,395
Ratio of Expenses to Average Net Assets	1.41%	1.32%	1.22%	1.20%	1.22%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.41%	1.32%	1.22%	1.20%	1.22%	1.35%
Ratio of Net Investment Income to Average Net Assets	0.22%	3.58%	1.20%	1.53%	3.99%	1.98%
Portfolio turnover rate	6%	22%	44%	103%	105%	85%

(a)	Per share data calculated using average shares method.

(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share, the applicable sales charges, or total return experienced by the shareholder at period end.

(c)	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge.

(1)	On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period/Year

Class Y	Six Month Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021(1),(2)
Net Asset Value, Beginning of Period	$28.47	$30.00	$28.62	$25.54	$31.04	$23.34
Income from Investment Operations:
Net investment income(a)	0.06	1.11	0.41	0.50	1.05	0.71
Net realized and unrealized gain (loss)	(1.53)	(0.21)	3.97	5.64	(2.22)	7.27
Total from Investment Operations	(1.47)	0.90	4.38	6.14	(1.17)	7.98
Dividends and Distributions:
Net investment income	(1.08)	(1.39)	(1.53)	(0.99)	(0.52)	(0.28)
Net realized gains	(0.38)	(1.04)	(1.47)	(2.07)	(3.81)	—
Total dividends and distributions	(1.46)	(2.43)	(3.00)	(3.06)	(4.33)	(0.28)
Net Asset Value, End of Period(b)	$25.54	$28.47	$30.00	$28.62	$25.54	$31.04
Total Return(b)(c)	(5.42)%	3.86%	16.47%	25.52%	(4.98)%	34.42%
Ratios to Average Net Assets:(d)
Net Assets, End of Period (000's)	$38,142	$50,277	$68,895	$80,107	$59,297	$47,566
Ratio of Expenses to Average Net Assets	1.16%	1.07%	0.97%	0.95%	0.97%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.16%	1.07%	0.97%	0.95%	0.97%	1.10%
Ratio of Net Investment Income to Average Net Assets	0.47%	3.99%	1.43%	1.77%	3.66%	2.48%
Portfolio turnover rate	6%	22%	44%	103%	105%	85%

(a)	Per share data calculated using average shares method.

(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge.

(1)	On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

(2)	On November 16, 2020, Class C of the Total Return Predecessor Fund were converted to Class Y of the Predecessor Fund, and the Total Return Class C were terminated. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the First Foundation Fixed Income Fund and the First Foundation Total Return Fund (each a “Fund” and collectively, the “Funds”). The investment objective of the First Foundation Fixed Income Fund is to seek maximum income consistent with prudent investment management and the preservation of capital. The investment objective of the First Foundation Total Return Fund is to seek maximum total return (total return includes both income and capital appreciation). The Funds are each classified as a diversified investment company. Brookmont Capital Management, LLC serves as the Funds’ investment adviser (the “Adviser”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

The First Foundation Fixed Income Fund (the “Fixed Income Fund”) is the successor to the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) and the First Foundation Total Return Fund (the “Total Return Fund”) is the successor to the Highland Total Return Fund (the “Total Return Predecessor Fund” and, together with the Fixed Income Predecessor Fund, the “Predecessor Funds”). The Predecessor Funds were managed by Highland Capital Management Fund Advisors, L.P., the Predecessor Funds’ investment adviser (the “Predecessor Adviser”), prior to their reorganizations into the Funds. The Predecessor Fixed Income Fund and the Predecessor Total Return Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fixed Income Fund and the Total Return Fund, respectively. Each Fund acquired the assets and assumed all of the liabilities of its Predecessor Fund (the “Reorganization”) on January 11, 2021 in a tax-free transaction. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to January 11, 2021. The Funds currently offer Class A and Class Y. On November 16, 2020, Class C of each Predecessor Fund were converted to Class Y of the applicable Predecessor Fund, and the Class C were terminated.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Redeemable securities issued by open-end investment companies are valued at the investment company's applicable Net Asset Value ("NAV") per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies' shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Warrants are valued at the last quoted sales price. If there is no such reported sales price on the valuation date, they are valued at the most recent bid price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more- likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely- than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2026, the Funds did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. The Fund or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser's expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fixed Income Fund distributes its net investment income, if any, at least monthly. The Total Return Fund distributes its net investment income, if any, at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Segment Reporting — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2026, the Fixed Income Fund and Total Return Fund paid $69,808 and $69,808 respectively for these services.

The Funds have adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for Class A shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Class A shares. For the period ended March 31, 2026 the Fixed Income Fund and the Total Return Fund paid distribution fees totaling $52,182 and $39,801, respectively.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the period ended March 31, 2026, the Fixed Income Fund and the Total Return Fund paid custody fees totaling $2,589 and $4,156, respectively.

SS&C Global Investor & Distribution Solutions, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the period ended March 31, 2026, the Fixed Income Fund and the Total Return Fund paid transfer agent fees totaling $72,960 and $77,523, respectively. The Funds may earn cash management credits which can be used to offset transfer agency expenses. For the period ended March 31, 2026, the Fixed Income Fund and the Total Return Fund earned credits of $276 and $170, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees paid indirectly” on the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

5. Investment Advisory Agreement:

For its services to each Fund under the Advisory Agreement, the Adviser is entitled to a management fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Fixed Income Fund	0.30%
Total Return Fund	0.50%

First Foundation Advisors (“FFA” or the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. FFA makes investment decisions for each Fund and continuously reviews, supervises and administers each Fund’s investment program. For its services to the Funds, FFA is entitled to receive from the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Sub-Advisory Fee
Fixed Income Fund	0.15%
Total Return Fund	0.30%

6. Share Transactions:

Transactions in capital shares for each class were as follows:

	Fixed Income Fund		Total Return Fund
	March 31, 2026	September 30, 2025	March 31, 2026	September 30, 2025
Class A:
Shares Issued	3,427	13,916	2,158	15,058
Shares Issued in Lieu of Dividends and Distributions	76,234	153,964	59,518	116,187
Shares Redeemed	(302,468)	(501,935)	(156,368)	(249,018)
Total Decrease in Net Assets Derived from Class A Transactions	(222,807)	(334,055)	(94,692)	(117,773)
Class Y:
Shares Issued	336,277	345,467	22,538	118,522
Shares Issued in Lieu of Dividends and Distributions	55,528	135,964	85,283	195,478
Shares Redeemed	(750,048)	(1,184,616)	(380,150)	(844,801)
Total Decrease in Net Assets Derived from Class Y Transactions	(358,243)	(703,185)	(272,329)	(530,801)

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended March 31, 2026, were as follows:

	U.S. Gov't	Other	Total
First Foundation Fixed Income Fund
Purchases	$299,135	$3,667,885	$3,967,020
Sales	3,497,910	6,972,420	10,470,330
First Foundation Total Return Fund
Purchases	—	1,439,726	1,439,726
Sales	23,311	6,878,784	6,902,095

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, passive foreign investment companies (PFICs), REITs, paydown gain (loss), foreign currency, convertible preferred, perpetual bond, losses deferred due to wash sale transactions, tax treatment of net investment loss and return of capital. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The tax character of distributions paid during the years ended September 30, 2025 and September 30, 2024 is as follows:

	Ordinary Income	Long-term Capital Gain	Return of Capital	Total
Fixed Income Fund
2025	3,472,746	—	2,895	3,475,641
2024	4,342,566	—	248,806	4,591,372
Total Return Fund
2025	6,985,795	1,325,895	–	8,311,690
2024	12,311,352	341,336	–	12,652,688

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

At September 30, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Fixed Income Fund	Total Return Fund
Undistributed Ordinary Income	$–	$2,922,213
Undistributed Long-Term Capital Gains	–	777,625
Capital Loss Carryforwards Short-Term	(1,367,513)	–
Capital Loss Carryforwards Long-Term	(18,544,765)	–
Unrealized Appreciation (Depreciation)	(2,244,786)	12,528,143
Other Temporary Differences	(5,373)	5
Net Distributable Earnings (Accumulated Losses)	$(22,162,437)	$16,227,986

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended September 30, 2025, the Funds did not utilize capital loss carryforwards to offset capital gains.

The other temporary differences are comprised of dividends payable and perpetual bond basis adjustment.

The Federal tax cost and gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2026 were as follows:

	Federal Tax Cost	Aggregated Gross (Unrealized) Appreciation	Aggregated Gross (Unrealized) Depreciation	Net (Unrealized) Appreciation/ (Depreciation)
First Foundation Fixed Income Fund	$67,189,953	$984,219	$(4,203,876)	$(3,219,657)
First Foundation Total Return Fund	56,045,124	—	10,243,922	10,243,922

For Federal income tax purposes the difference between federal tax cost and book cost primarily relates to wash sales, perpetual bond basis adjustment and investments in passive foreign investment companies (PFICs) and partnerships.

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objective. You could lose money by investing in the Funds. A fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. The following risks pertain to the Funds, unless otherwise noted.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Asset Allocation Risk (Total Return Fund) — The Fund is subject to asset allocation risk, which is the risk that the Sub-Adviser’s allocation of the Fund’s assets among strategies will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Funds would like. The Funds may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Funds invest, as a result of their markets being less developed.

Equity Risk — Since it purchases equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Micro-, Small- and Mid-Capitalization Company Risk — The micro-, small- and mid-capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these micro-, small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, micro-, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Large Shareholder Risk (Total Return Fund) — The risk that a significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser, the Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant, could cause the Fund to sell securities at inopportune times in order to meet redemption requests, and could cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Value Style Risk (Total Return Fund) — If the Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Communications Sector Risk (Total Return Fund) — Communications Sector Risk is the risk that the securities of, or financial instruments tied to the performance of, issuers in the Communications Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Communications Sector (“Communications Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communications Sector, The prices of the securities of Communications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged In strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Communications Companies in their primary markets.

Counterparty Risk — There is a risk that the Funds may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

Credit Risk — The risk that the issuer of a security or, the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Funds’ value may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force the Funds to sell securities into a declining or illiquid market.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on Investments in Issuers from certain non-U.S. countries may require the Funds to sell such investments at inopportune times which could result in losses to the Funds.

Investments In Investment Company Risk — When the Funds invest in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with their own operations, they will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the Investment Company, the Funds may be subject to additional or different risks than if the Funds had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds”, but there is no guarantee that an investment in these securities will result in a high rate of return.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage- backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Funds’ actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing’s and loan modifications at lower Interest rates. In contrast, if prevailing interest rates rise prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Funds.

Cyber Security Risk — The Funds and their service providers may be susceptible to operational and information security risks resulting from a breach In cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate its NAV, cause the release of private shareholder Information or confidential company Information, impede redemptions, subject the Funds to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

Prepayment Risk — The risk that, in a declining interest environment fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Funds to invest the proceeds at generally lower interest rates.

Portfolio Turnover Risk (Total Return Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

REITs Risk — REITs are pooled investment vehicles that own, and usually operate income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Funds. Accordingly, the Funds’ investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying fund expenses.

Restricted Securities Risk (Total Return Fund) — Investments in restricted securities may be illiquid. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, restricted securities may not be subject to the disclosure and other investor protection requirements that might be applicable to unrestricted securities. In order to sell restricted securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities.

Asset-Backed Securities Risk (Fixed Income Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund may acquire.

Financials Sector Risk (Fixed Income Fund) — The Fund is subject to the risk that the securities of issuers in the Financials Sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Preferred Stock Risk (Fixed Income Fund) — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments. Preferred stock may also be subject to prepayment risk, which is discussed above.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Municipal Securities Risk (Fixed Income Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Energy Sector Risk (Total Return Fund): The profitability of companies in the energy industries is related to worldwide energy prices and costs related to energy production. The energy industries are cyclical and highly dependent on commodity prices. Energy-related companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas). Companies in the energy industries may be adversely affected by natural disasters or other catastrophes. The companies may be at risk for environmental damage claims and other types of litigation. Companies in the energy industries also may be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the energy industries may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Real Estate Sector Risk — Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes In the value of real estate properties: (iii) risks related to local economic conditions, overbuilding and increased competition: (iv) increases in property taxes and operating expenses; (v) changes in zoning laws: (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants: (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - concluded

10. Concentration of Shareholders:

At September 30, 2025, the percentage of total shares outstanding held by shareholders owning 10% or greater for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Fixed Income Fund, Class A	1	12%
Fixed Income Fund, Class Y	1	94%
Total Return Fund, Class Y	2	95%

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2026

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Brookmont Funds
PO Box 219009

Kansas City, MO 64121
800-838-0191

Investment Adviser:

Brookmont Capital Management, LLC
5950 Berkshire Lane, Suite 1420,
Dallas, TX 75225

Sub-Adviser:

First Foundation Advisors

18101 Von Karman Avenue, Suite 700,
Irvine, CA 92612

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described. Investors should read it carefully before investing or sending money.

BRK-SA-001-0600

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)              The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)              There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 2, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 2, 2026